CONSOLIDATED INCOME STATEMENT - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED INCOME STATEMENT
Revenue	$ 619,532	$ 747,356	$ 692,610
Port expenses, bunkers and commissions	(240,937)	(227,924)	(267,739)
Operating expenses	(190,471)	(178,376)	(172,983)
Profit from sale of vessels	0	1,069	1,180
Administrative expenses	(51,542)	(50,773)	(47,724)
Other operating expenses	414	(19,185)	(2,911)
Share of profit/(loss) from joint ventures	(104)	(242)	(422)
Impairment losses on tangible and intangible assets (Note 6,7,22)	(4,645)	(11,096)	114,004
Depreciation	(130,851)	(121,922)	(110,124)
Operating profit/(loss) (EBIT)	1,396	138,907	205,891
Financial income	241	536	2,796
Financial expenses	(42,382)	(49,914)	(41,881)
Profit/(loss) before tax	(40,745)	89,529	166,806
Tax	(1,344)	(1,415)	(784)
Net profit/(loss) for the year	$ (42,089)	$ 88,114	$ 166,022
EARNINGS PER SHARE
Basic earnings/(loss) per share (USD)	$ (0.54)	$ 1.19	$ 2.24
Diluted earnings/(loss) per share (USD)	$ (0.54)	$ 1.19	$ 2.24